Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Balance	$ 456	$ 470
Liabilities incurred	14	22
Liabilities settled	(43)	(41)
Accretion	(23)	24
Acquisition of liabilities	19	8
Revisions in estimated cash flows	103	5
Revisions in discount rates	16	(37)
Reversals	(1)	(5)
Change in foreign exchange rates	(7)	10
Liabilities disposed	(32)
Balance	546	456
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	407	437
Liabilities incurred	7	5
Liabilities settled	(34)	(31)
Accretion	(23)	24
Acquisition of liabilities	16	0
Revisions in estimated cash flows	96	2
Revisions in discount rates	16	(37)
Reversals	0	0
Change in foreign exchange rates	(7)	7
Liabilities disposed	(23)
Balance	501	407
Other
Reconciliation of changes in other provisions [abstract]
Balance	49	33
Liabilities incurred	7	17
Liabilities settled	(9)	(10)
Accretion	0	0
Acquisition of liabilities	3	8
Revisions in estimated cash flows	7	3
Revisions in discount rates	0	0
Reversals	(1)	(5)
Change in foreign exchange rates	0	3
Liabilities disposed	(9)
Balance	$ 45	$ 49